Risk information - Market risk (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Risk information
VAR horizon period (in years)	2 years
Market risk
Risk information
Confidence level for VAR calculation	99.00%
VAR for own funds
Risk information
Market risk amount	kr 18	kr 14
Market risk appetite	100	100
VAR for own funds | Maximum
Risk information
Market risk amount	100
VAR for liquidity portfolio
Risk information
Market risk amount	10	8
Market risk appetite	50	50
VAR for liquidity portfolio | Maximum
Risk information
Market risk amount	50
sVaR
Risk information
Market risk amount	123	97
Aggregated risk measure
Risk information
Market risk amount	452	742
Market risk appetite	1,100	1,100
Aggregated risk measure | Maximum
Risk information
Market risk amount	1,100
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk information
Market risk amount	252	188
Market risk appetite	kr 500	500
Risk change (in basis points)	100
NII risk together with risk to NII from cross-currency basis spreads
Risk information
Market risk amount	kr 255	237
Market risk appetite	kr 350
Interest rate risk regarding changes in future net interest income (NII)
Risk information
Risk change (in basis points)	100
Risk to NII from cross currency basis spreads
Risk information
Risk period to NII from cross-currency basis swaps (in months)	12 months
Credit spread risk in assets
Risk information
Market risk amount	kr 357	297
Market risk exposure limit	kr 500	500
Risk change (in basis points)	100
Credit spread risk in own debt
Risk information
Market risk amount	kr 456	606
Risk change (in basis points)	20
Cross currency basis spread risk
Risk information
Market risk amount	kr 278	212
Market risk exposure limit	450	450
Currency risk
Risk information
Market risk amount	4	8
Market risk exposure limit	kr 15	kr 15
Assumed change in all foreign currency positions	10.00%
Interest-rate volatility risk
Risk information
Market risk amount	kr 50
Market risk exposure limit	200
Tenor basis spread risk
Risk information
Market risk amount	kr 87
Risk change (in basis points)	10
Tenor basis spread risk | Minimum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	1 month
Tenor basis spread risk | Maximum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	6 months